Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000012470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polaris Global Value Fund
Without Sales Load [Member] | C000012470
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%	7.04%	6.39%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		20.19%	11.78%	9.16%